Intangible assets (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets

	Goodwill	Intellectual property	Customer relationships and brands	Software	Patents	Licenses	Total	1.
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	1.
Balance at January 1, 2026	198,988	231,399	85,197	4,324	372	72,543	592,823
Additions	-	172	167	-	-	-	339
Reclassifications	-	-	-	-	-	-	-
Amortization charge	-	-	(3,000)	(196)	(3)	(1,005)	(4,204)
Changes in provisions	-	(539)	-	-	-	-	(539)
Exchange differences	(1,475)	(2,000)	-	(96)	1	(239)	(3,809)
Balance at June 30, 2026	197,513	229,032	82,364	4,032	370	71,299	584,610
Cost	197,513	249,036	91,389	4,756	710	74,816	618,220
Accumulated amortization	-	(20,004)	(9,025)	(724)	(340)	(3,517)	(33,610)
Net book amount	197,513	229,032	82,364	4,032	370	71,299	584,610

Balance as at January 1, 2025	66,586	176,426	741	2,284	318	11,503	257,858
Acquisition of businesses	143,660	-	90,200	806	-	15,400	250,066
Additions	-	32,410	127	1,291	46	46,030	79,904
Measurement period adjustments	4,731	-	-	-	-	-	4,731
Reclassifications	(18,759)	18,759	-	-	-	-	-
Amortization charge	-	(2,026)	(5,871)	(460)	(17)	(1,508)	(9,882)
Impairments	-	-	-	-	-	(566)	(566)
Changes in provisions	6	(565)	-	-	-	-	(559)
Exchange differences	2,764	6,395	-	403	25	1,684	11,271
Balance at December 31, 2025	198,988	231,399	85,197	4,324	372	72,543	592,823
Cost	198,988	250,952	91,230	4,805	715	75,095	621,785
Accumulated amortization	-	(19,553)	(6,033)	(481)	(343)	(2,552)	(28,962)
Net book amount	198,988	231,399	85,197	4,324	372	72,543	592,823